Document and Entity Information	Dec. 22, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 22, 2022
Entity Registrant Name	Montauk Renewables, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39919
Entity Tax Identification Number	85-3189583
Entity Address, Address Line One	5313 Campbells Run Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15205
City Area Code	412
Local Phone Number	747-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	MNTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001826600
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	680 Andersen Drive
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15220